CONTRIBUTED EQUITY - Schedule of Movements in Issued Capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance	$ 51,339,595	$ 20,563,228
Issue of shares – share placement	$ 70,919,564	$ 45,740,157
Issue of shares – exercise of options (in shares)	1,525,000	11,262,000	2,237,000
Exercise of options	$ 205,525	$ 2,591,565
Issue of shares – conversion of RSU's		0
Issue of shares – conversion of rights		0
Issue of shares to consultants		0
Issue of shares to Blacksand in lieu of cash		2,000,000
Share issue costs	(2,638,062)	(1,333,236)
Ending balance	$ 92,443,999	$ 51,339,595	$ 20,563,228
Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	257,244,759	193,493,973	140,288,491
Beginning balance	$ 112,959,638	$ 58,764,248	$ 29,782,268
Issue of shares – share placements (in shares)	34,951,630	43,476,381	50,000,000
Issue of shares – share placement	$ 70,919,564	$ 45,740,157	$ 29,637,300
Issue of shares – exercise of options (in shares)	1,525,000	11,231,823	2,102,363
Exercise of options	$ 205,525	$ 4,335,005	$ 477,156
Issue of shares – conversion of RSUs (in shares)	1,639,496	341,461	200,001
Issue of shares – conversion of RSU's	$ 2,094,041	$ 225,734	$ 167,487
Issue of shares – conversion of rights (in shares)	24,273,335	5,140,420
Issue of shares – conversion of rights	$ 13,724,952	$ 2,757,730
Issue of shares – conversion of performance rights (in shares)	151,760		215,495
Issue of shares – conversion of performance rights	$ 470,262		$ 216,007
Issue of shares to consultant (in shares)		554,538	687,623
Issue of shares to consultants	470,262	$ 470,000	$ 350,000
Issue of shares to Blacksand in lieu of cash (in shares)		3,006,163
Issue of shares to Blacksand in lieu of cash		$ 2,000,000
Share issue costs	$ (2,638,062)	$ (1,333,236)	$ (1,865,970)
Issue of shares to Directors in lieu of cash bonus (in shares)	141,844
Issue of shares to Director in lieu of bonus	$ 250,000
Conversion of performance shares (in shares)	30
Ending balance (in shares)	319,927,854	257,244,759	193,493,973
Ending balance	$ 197,985,920	$ 112,959,638	$ 58,764,248
Class A Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	19,800,000	19,800,000	19,800,000
Conversion of performance shares (in shares)	(19,800,000)
Ending balance (in shares)	0	19,800,000	19,800,000
Class B Performance Shares | Issued capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	19,800,000	19,800,000	19,800,000
Ending balance (in shares)	19,800,000	19,800,000	19,800,000